Regulatory framework (Tables)	12 Months Ended
Dec. 31, 2024
Regulatory Framework
Schedule of electricity rate

Resolution	Date	What it approves	Effective as from
ENRE No. 198/2024	March 26, 2024	Electricity rate schedules (1)	April 1
SE No. 92/2024	June 4, 2024	Seasonal reference prices (2)	May 1
ENRE No. 335/2024	June 6, 2024	Electricity rate schedules	June 1
SE No. 192/2024	August 1, 2024	Seasonal reference prices	August 1
ENRE No. 520/2024	August 2, 2024	Electricity rate schedules (3)	August 1
SE No. 234/2024	August 29, 2024	Seasonal reference prices	September 1
ENRE No. 588/2024	August 30, 2024	Electricity rate schedules (3)	September 1
SE No. 283/2024	September 27, 2024	Seasonal reference prices	October 1
ENRE No. 697/2024	September 30, 2024	Electricity rate schedules (3)	October 1
SCEYM No. 19/2024	October 31, 2024	Seasonal reference prices (4)	November 1
ENRE No. 905/2024	November 1, 2024	Electricity rate schedules (3)	November 1
ENRE No. 1007/2024	November 29, 2024	Electricity rate schedules (3)	December 1
ENRE No. 1061/2024	December 27, 2024	Electricity rate schedules (3)	January 1
SE No. 26/2025	January 30, 2025	Seasonal reference prices	February 1
ENRE No. 133/2025	February 6, 2025	Electricity rate schedules (3)	February 1

(1)	It approves the amendment to the structure of Tariff T1-R, opening R3 and R4 categories and adding two additional consumption segments referred to as R5 and R6.
(2)	It approves the Winter Seasonal Programming for the MEM submitted by CAMMESA, relating to the May 1, 2024-October 31, 2024 period.
(3)	CPD increase of 3%, 3%, 2.7%, 6%, 5%, 4% and 4%, respectively.
(4)	It approves the Summer Seasonal Programming for the MEM submitted by CAMMESA, relating to the November 1, 2024-April 30, 2025 period.